Document and Entity Information	Jan. 14, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000052827
Document Type	8-K
Document Period End Date	Jan. 14, 2020
Entity File Number	1-6780
Entity Registrant Name	RAYONIER INC
Entity Incorporation, State or Country Code	NC
Entity Tax Identification Number	13-2607329
Entity Address, Address Line One	1 Rayonier Way
Entity Address, City or Town	Wildlight
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32097
City Area Code	904
Local Phone Number	357-9100
Title of 12(b) Security	Common Stock, $0.00 par value
Trading Symbol	RYN
Security Exchange Name	NYSE
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false